Movement of Financial Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 2,460	$ 2,250
Change in fair value of the Put Option	6,510	210
Ending Balance	$ 8,970	$ 2,460